Intangible assets and goodwill - Business acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2023
2023 Acquisitions
Business acquisition [line items]
Owned assets		$ 15
Current assets
Cash		5
Accounts receivable		63
Prepaid and other assets		3
Total current assets		71
Non-current assets
Owned assets		15
Right-of-use lease assets		19
Identifiable intangible assets recognised as of acquisition date		694
Non-current assets recognised as of acquisition date		728
Identifiable assets acquired recognized as of acquisition date		799
Current liabilities
Accounts payable and accrued liabilities		43
Income and other taxes payable		1
Current maturities of long-term debt		92
Current liabilities recognised as of acquisition date		136
Non-current liabilities
Long-term debt		16
Deferred income taxes		69
Non-current liabilities recognised as of acquisition date		85
Total liabilities assumed		221
Net identifiable assets acquired		578
Goodwill		599
Net assets acquired		1,177
Acquisition-date fair value of total consideration transferred [abstract]
Cash transferred		857
Provisions		195
Subordinate voting shares		125
Net assets acquired		1,177
WillowTree
Business acquisition [line items]
Owned assets		15
Current assets
Cash		5
Accounts receivable		62
Prepaid and other assets		3
Total current assets		70
Non-current assets
Owned assets		15
Right-of-use lease assets		19
Identifiable intangible assets recognised as of acquisition date		692
Non-current assets recognised as of acquisition date		726
Identifiable assets acquired recognized as of acquisition date		796
Current liabilities
Accounts payable and accrued liabilities		43
Income and other taxes payable		1
Current maturities of long-term debt		91
Current liabilities recognised as of acquisition date		135
Non-current liabilities
Long-term debt		16
Deferred income taxes		69
Non-current liabilities recognised as of acquisition date		85
Total liabilities assumed		220
Net identifiable assets acquired		576
Goodwill		599
Net assets acquired	$ 1,175	1,175
Acquisition-date fair value of total consideration transferred [abstract]
Cash transferred	856	856
Provisions	194	194
Subordinate voting shares	125	125
Net assets acquired	$ 1,175	1,175
Other
Business acquisition [line items]
Owned assets		0
Current assets
Cash		0
Accounts receivable		1
Prepaid and other assets		0
Total current assets		1
Non-current assets
Owned assets		0
Right-of-use lease assets		0
Identifiable intangible assets recognised as of acquisition date		2
Non-current assets recognised as of acquisition date		2
Identifiable assets acquired recognized as of acquisition date		3
Current liabilities
Accounts payable and accrued liabilities		0
Income and other taxes payable		0
Current maturities of long-term debt		1
Current liabilities recognised as of acquisition date		1
Non-current liabilities
Long-term debt		0
Deferred income taxes		0
Non-current liabilities recognised as of acquisition date		0
Total liabilities assumed		1
Net identifiable assets acquired		2
Goodwill		0
Net assets acquired		2
Acquisition-date fair value of total consideration transferred [abstract]
Cash transferred		1
Provisions		1
Subordinate voting shares		0
Net assets acquired		$ 2
Customer relationships
Acquisition-date fair value of total consideration transferred [abstract]
Useful life of intangible assets	15 years
Brand Names, And Other Intangible Assets | Minimum
Acquisition-date fair value of total consideration transferred [abstract]
Useful life of intangible assets	3 years
Brand Names, And Other Intangible Assets | Maximum
Acquisition-date fair value of total consideration transferred [abstract]
Useful life of intangible assets	10 years